First Trust Indxx Medical Devices ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
First Trust Indxx Medical Devices ETF | First Trust Indxx Medical Devices ETF
Prospectus [Line Items]
Annual Return [Percent]	2.04%	2.23%	7.17%	(28.36%)